Property, Plant and Equipment Mining Assets Under Construction (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 8,327	R 7,598	R 6,192
Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,247	2,053
Hidden Valley | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	865	582
Moab Khotsong | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	794	537
Doornkop | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	251	304
Mine waste solutions Kareerand TSF Expansion Project | Gross | Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	960	462
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 37	R 48